Schedule of Stock Holders (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, shares	24,046,001	10,655,833	6,893,000
Warrant Exercise Shares			1,146,000
Public offering		11,066,258	933,333
Loan origination shares for promissory note		186,832	300,000
Endorsement Shares			50,000
Consulting Services Shares		1,422,000	425,000
Whitley Settlement Shares			8,500
Stock based compensation		367,496	700,000
SRM Entertainment Acquisition Shares			200,000
Exercise of stock options		222,407
Intellectual property		125,175
Ending balance, shares		24,046,001	10,655,833
Common stock issued in public offering, shares			1,146,000
Shares repurchased from the market	2,825,617	2,825,617
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, shares	24,046,001	10,655,833	6,893,000
Loan origination shares for promissory note	250,000	186,832	300,000
Consulting Services Shares		1,422,000
Whitley Settlement Shares			8,500
Stock based compensation		367,496	700,000
Exercise of stock options		222,407
Ending balance, shares	21,663,888	24,046,001	10,655,833
Intellectual property		125,175
Common stock issued in public offering, shares		11,066,258	1,146,000
Shares issued for services	250,000	1,789,496	475,000
Shares repurchased from the market	(2,825,617)
Management shares cancelled	(56,496)